Performance Management	Oct. 28, 2025
USCF Midstream Energy Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a regulatorily required broad-based securities market index (S&P 500 Index) (the “Regulatory Benchmark”), and a performance index (Alerian Midstream Energy Select Total Return IndexSM) (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	22.22% in the 1st quarter of 2022
Lowest Performing Quarter:	-9.95% in the 2nd quarter of 2022
YTD Return as of 9/30/2025:	6.47%

Year to Date Return, Label [Optional Text]	YTD Return
Bar Chart, Year to Date Return	6.47%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter:
Highest Quarterly Return	22.22%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter:
Lowest Quarterly Return	(9.95%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception
Return Before Taxes	42.71%	26.55%
Return After Taxes on Distributions	39.84%	24.21%
Return After Taxes on Distributions and Sale of Fund Shares	25.04%	20.21%
S&P 500 Index	25.02%	13.11%
Alerian Midstream Energy Select Total Return IndexSM(1)	43.13%	25.51%

(1)	Reflects no deductions for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes.
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.uscfinvestments.com
USCF Dividend Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a regulatorily required broad-based securities market index (S&P 500 Index) (the “Regulatory Benchmark”), and a performance index (S&P 500 Value Total Return IndexSM) (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	11.21% in the third quarter of 2024
Lowest Performing Quarter:	-4.54% in the third quarter of 2023
YTD Return as of 9/30/2025:	10.62%

Year to Date Return, Label [Optional Text]	YTD Return
Bar Chart, Year to Date Return	10.62%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter:
Highest Quarterly Return	11.21%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter:
Lowest Quarterly Return	(4.54%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception
Return Before Taxes	17.18%	9.82%
Return After Taxes on Distributions	15.15%	8.25%
Return After Taxes on Distributions and Sale of Fund Shares	10.60%	6.96%
S&P 500 Index	25.02%	16.21%
S&P 500 Value Total Return IndexSM	12.29%	12.00%

Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.uscfinvestments.com
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with the Fund’s underlying index (the SDCITR), a regulatorily required broad-based securities market index (S&P 500 Index Total Return) (the “Regulatory Benchmark”), and a performance index (Bloomberg Commodity Index Total ReturnSM) (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	28.15% in the 1st quarter of 2022
Lowest Performing Quarter:	-29.19% in the 1st quarter of 2020
YTD Return as of 9/30/2025:	18.17%

Year to Date Return, Label [Optional Text]	YTD Return
Bar Chart, Year to Date Return	18.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter:
Highest Quarterly Return	28.15%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter:
Lowest Quarterly Return	(29.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	Since Inception 5/2/2018
Return Before Taxes	17.98%	15.53%	7.25%
Return After Taxes on Distributions	15.25%	8.49%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares	10.62%	8.22%	3.86%
S&P 500 Index	25.02%	14.51%	14.71%
SummerHaven Dynamic Commodity Index Total ReturnSM(1)	19.38%	24.19%	8.90%
Bloomberg Commodity Index Total ReturnSM(1)	5.38%	6.76%	4.00%

(1)	Reflects no deductions for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes.
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.uscfinvestments.com
USCF Gold Strategy Plus Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a regulatorily required broad-based securities market index (S&P 500 Index) (the “Regulatory Benchmark”), and two performance indexes (Bloomberg Commodity Index Total ReturnSM and Bloomberg Gold Subindex Total ReturnSM) (each a “Performance Benchmark”). Each Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	13.59% in the third quarter of 2024
Lowest Performing Quarter:	-7.87% in the third quarter of 2022
YTD Return as of 9/30/2025:	34.90%

Year to Date Return, Label [Optional Text]	YTD Return
Bar Chart, Year to Date Return	34.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter:
Highest Quarterly Return	13.59%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter:
Lowest Quarterly Return	(7.87%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception
Return Before Taxes	23.86%	11.38%
Return After Taxes on Distributions	20.21%	8.76%
Return After Taxes on Distributions and Sale of Fund Shares	14.06%	7.61%
Bloomberg Gold Subindex Total ReturnSM(1)	39.41%	17.05%
S&P 500 Index	25.02%	9.54%
Bloomberg Commodity Index Total ReturnSM(1)	5.38%	2.23%

(1)	Reflects no deductions for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes.
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.uscfinvestments.com
USCF Energy Commodity Strategy Absolute Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a regulatorily required broad-based securities market index (S&P 500 Index) (the “Regulatory Benchmark”), and two performance indexes (Bloomberg Commodity Index Total ReturnSM and Bloomberg Energy Subindex Total ReturnSM) (each a “Performance Benchmark”). Each Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	20.35% in the first quarter of 2024
Lowest Performing Quarter:	-6.11% in the third quarter of 2024
YTD Return as of 9/30/2025:	3.82%

Year to Date Return, Label [Optional Text]	YTD Return
Bar Chart, Year to Date Return	3.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter:
Highest Quarterly Return	20.35%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter:
Lowest Quarterly Return	(6.11%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception
Return Before Taxes	5.50%	19.13%
Return After Taxes on Distributions	-6.59%	10.73%
Return After Taxes on Distributions and Sale of Fund Shares	2.92%	11.10%
S&P 500 Index	25.02%	26.23%
Bloomberg Commodity Index Total Return℠(1)	5.38%	3.59%
Bloomberg Energy Subindex Total Return℠(1)	1.18%	4.67%

(1)	Reflects no deductions for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes.
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.uscfinvestments.com
USCF Sustainable Battery Metals Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a regulatorily required broad-based securities market index (S&P 500 Index) (the “Regulatory Benchmark”), and two performance indexes (Bloomberg Commodity Index Total ReturnSM and S&P GSCI Electric Vehicle Metals TR Index℠) (each a “Performance Benchmark”). Each Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	-1.85% in the third quarter of 2024
Lowest Performing Quarter:	-9.61% in the first quarter of 2024
YTD Return as of 9/30/2025:	28.55%

Year to Date Return, Label [Optional Text]	YTD Return
Bar Chart, Year to Date Return	28.55%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter:
Highest Quarterly Return	(1.85%)
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter:
Lowest Quarterly Return	(9.61%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception
Return Before Taxes	1.86%	-18.71%
Return After Taxes on Distributions	0.67%	-19.66%
Return After Taxes on Distributions and Sale of Fund Shares	1.01%	-14.16%
S&P 500 Index	25.02%	24.68%
Bloomberg Commodity Index Total Return℠(1)	5.38%	0.31%
S&P GSCI Electric Vehicle Metals TR Index℠(2)	-11.52%	-21.00%

(1)	Reflects no deductions for fees, expenses or taxes.
(2)	This benchmark replaces the prior benchmark, Bloomberg Electrification Metals TR Index℠, which was discontinued by the index provider.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes.
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.uscfinvestments.com
USCF Sustainable Commodity Strategy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index. This information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a regulatorily required broad-based securities market index (S&P 500 Index) (the “Regulatory Benchmark”), and a performance index (Bloomberg Commodity Index Total ReturnSM) (the “Performance Benchmark”). The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. Past performance (before and after taxes) is not predictive of future results. Updated performance information is available at www.uscfinvestments.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not predictive of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund has performed for the calendar year shown, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance and a supplemental index.
Bar Chart [Heading]	Calendar Year Returns (Year ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Performing Quarter:	5.20% in the third quarter of 2024
Lowest Performing Quarter:	-9.00% in the first quarter of 2024
YTD Return as of 9/30/2025:	13.68%

Year to Date Return, Label [Optional Text]	YTD Return
Bar Chart, Year to Date Return	13.68%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter:
Highest Quarterly Return	5.20%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter:
Lowest Quarterly Return	(9.00%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception
Return Before Taxes	-3.33%	-22.11%
Return After Taxes on Distributions	-14.16%	-22.21%
Return After Taxes on Distributions and Sale of Fund Shares	-1.97%	-17.28%
S&P 500 Index	25.02%	22.88%
Bloomberg Commodity Index Total Return℠(1)	5.38%	0.32%

(1)	Reflects no deductions for fees, expenses or taxes.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deductions for fees, expenses or taxes.
Performance Table Closing [Text Block]

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.uscfinvestments.com